Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 7,754	$ 5,091	$ 15,124	$ 9,614
Cost of revenues	(20,725)	(13,318)	(38,916)	(25,822)
Gross loss	(12,971)	(8,227)	(23,792)	(16,208)
Operating expenses:
Selling, general and administrative	(25,128)	(16,028)	(50,218)	(30,238)
Research and development	(7,810)	(6,476)	(16,037)	(12,418)
Total operating expenses	(32,938)	(22,504)	(66,255)	(42,656)
Loss from operations	(45,909)	(30,731)	(90,047)	(58,864)
Other income (expense):
Interest expense	(8,038)	(4,926)	(15,568)	(12,581)
Other income (expense), net	17,640	(2,897)	15,675	(8,155)
Total other income (expense)	9,602	(7,823)	107	(20,736)
Net loss	$ (36,307)	$ (38,554)	$ (89,940)	$ (79,600)
Net loss per share of common stock, basic and diluted (Note 13)	$ (0.22)	$ (1.06)	$ (0.88)	$ (2.19)
Weighted-average shares outstanding, basic and diluted	162,423,594	36,410,177	102,357,494	36,325,426
Starry, Inc [Member]
Revenues					$ 22,263	$ 12,826
Cost of revenues					(58,363)	(38,529)
Gross loss					(36,100)	(25,703)
Operating expenses:
Selling, general and administrative					(67,129)	(55,240)
Research and development					(26,308)	(22,957)
Total operating expenses					(93,437)	(78,197)
Loss from operations					(129,537)	(103,900)
Other income (expense):
Interest expense					(24,739)	(19,382)
Other income (expense), net					(12,269)	(1,811)
Total other income (expense)					(37,008)	(21,193)
Net loss					$ (166,545)	$ (125,093)
Net loss per share of common stock, basic and diluted (Note 13)					$ (4.55)	$ (3.5)
Weighted-average shares outstanding, basic and diluted					36,569,966	35,743,961